Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 23,641
2023	19,441
2024	13,930
2025	9,270
2026	7,031
Thereafter	32,054
Total lease payments	105,367
Less: imputed interest	(6,785)
Total	$ 98,582